Lease Operations - Lessee (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations
Cash outflow for lease	R$ 1,470
Leases renewed	232
Impairemnt for leases	R$ 0	R$ 0	R$ 0